UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
      P.O. Box 9011, Princeton NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/04

Date of reporting period: 10/01/03 - 09/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Global Financial
                                        Services Fund, Inc.

Annual Report
September 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Global Financial Services Fund, Inc.

Worldwide Investments as of September 30, 2004 (unaudited)

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Freddie Mac .......................................................      8.0%
American Home Mortgage
   Investment Corp. ...............................................      6.7
Friedman, Billings, Ramsey
   Group, Inc. (Class A) ..........................................      5.3
Marschollek, Lautenschlaeger
   und Partner AG .................................................      4.7
RenaissanceRe Holdings Ltd. .......................................      4.5
PXRE Group Limited ................................................      4.2
Hana Bank .........................................................      4.1
Daegu Bank ........................................................      3.8
ACE Limited .......................................................      3.3
Pusan Bank ........................................................      3.2
--------------------------------------------------------------------------------

Industries Represented                                               Percent of
in the Portfolio*                                                    Net Assets
--------------------------------------------------------------------------------
Commercial Banks ..................................................     28.2%
Insurance .........................................................     24.8
Real Estate .......................................................     13.4
Thrifts & Mortgage Finance ........................................     12.4
Capital Markets ...................................................     11.4
Consumer Finance ..................................................      8.2
Diversified Financial Services ....................................      1.3
--------------------------------------------------------------------------------

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

Geographic Allocation                                                 Percent of
by Country                                                     Total Investments
--------------------------------------------------------------------------------
United States ....................................................     36.9%
South Korea ......................................................     17.0
Bermuda ..........................................................     10.9
United Kingdom ...................................................      7.8
Germany ..........................................................      7.8
Japan ............................................................      4.9
Turkey ...........................................................      3.2
Indonesia ........................................................      2.9
India ............................................................      2.5
Netherlands ......................................................      1.2
Russia ...........................................................      1.1
Denmark ..........................................................      1.1
Ireland ..........................................................      0.6
Belgium ..........................................................      0.5
Hong Kong ........................................................      0.4
France ...........................................................      0.3
Spain ............................................................      0.3
China ............................................................      0.2
Hungary ..........................................................      0.2
Switzerland ......................................................      0.1
Australia ........................................................      0.1
--------------------------------------------------------------------------------

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

A Letter From the President

Dear Shareholder

For the 12 months ended September 30, 2004, the U.S. stock market, as measured by the Standard & Poor's 500 (S&P 500) Index, returned +13.87%. The Morgan Stanley Capital International (MSCI) World Index, which measures the performance of equity markets in 23 developed nations around the world, returned +17.10% for the same 12-month period. Returns over the past six months were not as favorable, with the S&P 500 Index returning -.18% and the MSCI World Index returning -.14% as of September 30, 2004.

The relative weakness over the past six months may be attributed to investor concern over global interest rates, which have entered a tightening cycle in certain areas; oil and commodity prices, with oil reaching $50 per barrel levels; and geopolitical stress, including continued tensions in Iraq and the ever-present threat of terrorism.

For the most part, however, equity markets have been supported by improving economies in important areas around the globe. In the United States, the Federal Reserve Board (the Fed) recently increased the target interest rate from 1% to 1.75% in three separate moves. This represents a shift from a long-run accommodative monetary stance, and an indication from the Fed that the U.S. economy is strengthening.

China has recorded a remarkable rate of economic expansion, which has helped fuel growth in the economies of its trading partners. Given efforts to preempt inflation, China's growth is expected to ease somewhat, but still expand at a rate of approximately 7% in 2004 (compared to 9.8% in 2003). Japan, in the meantime, could register growth of 4% this year after 13 years of sluggish economic activity. Other Asian economies, such as that of South Korea, Malaysia, Singapore, Taiwan and Thailand, appear primed for growth in the area of 5% - 6%. While economic expansion has not been as swift in Europe, the European Union welcomed 10 new member nations in May, and the enhanced integration could provide long-term economic benefits.

As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004    3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Merrill Lynch Global Financial Services Fund, Inc. had good performance for the year ended September 30, 2004, both in absolute return and relative to the MSCI World Financials Index.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended September 30, 2004, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of +24.75%, +23.89%, +23.83%, +25.09% and +24.51%, respectively.
(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6
- 9 of this report to shareholders.) The Fund outperformed its benchmarks, the Morgan Stanley Capital International (MSCI) World Index and the MSCI World Financials Index, which posted respective returns of +17.10% and +19.13% for the same period.

The Fund's fiscal year performance may be divided into roughly four periods of three months each. Specifically, the Fund's return was close to the benchmark in late 2003, exceeded it by about 6% in the first quarter of 2004, gave back about half of that in the second quarter of 2004, and then regained most of it in the third quarter of 2004.

These gyrations in returns often could be attributed to the same stocks. They reflected a broader market pattern of alternation between optimism about the expansion of the U.S. and Asian economies, and concerns about rising short-term interest rates, the conflict in Iraq and a feared slowdown in China following rapid growth. This uncertainty in the markets created difficult choices. A good example is the Fund's large holdings in South Korean stocks, which appreciated in the first quarter of 2004 and declined in the second quarter of 2004. The choice was between selling the stocks to collect short-term gains, despite the continued low absolute and relative valuations of the stocks, versus continuing to hold them and buying more if they declined. Consistent with our investment strategy, the second alternative was selected, and we retained the stocks. Even if it might have been better to realize gains in the first quarter of 2004, there is no way to consistently anticipate short-term changes in market mood.

The largest contributors to performance were mortgage-related stocks, such as American Home Mortgage Investment Corp., Countrywide Financial Corporation, and Freddie Mac. As is often the case, investors were too focused on the short-term effect of a likely slowdown in mortgage origination and refinancing, without considering the low valuations of the stocks and the continued high profitability of the companies. This short-term market perspective, in our view, is repeating now with property and casualty insurance companies and provides a good investment opportunity.

A second group that helped, also in specialty finance companies, consisted of credit card companies such as Capital One Financial Corporation in the United States and Credit Saison Co., Ltd. in Japan, and of asset managers such as Affiliated Managers Group, Inc.

The third group that contributed to good performance consisted of banks in emerging markets, especially Hana and Daegu banks in South Korea, and Akbank T.A.S. in Turkey, all of whose size in the Fund was increased when their prices declined in the second quarter of 2004. These companies have surprisingly low valuations despite their high returns on capital and good prospective growth. This may be the result of many investors being concerned about past macroeconomic problems and the perceived risk of emerging markets having less reliable accounting or less trustworthy management. This judgment may have limited application now, considering that many countries have addressed successfully the problems collectively called the Asian crisis of 1997 and 1998, and that emerging markets compare reasonably well to developed markets, which have had their share of accounting and management scandals of late. The resulting discrepancies between perceived value and share price in emerging markets are typical of the stocks that the Fund seeks for investment.

On the negative side, insurance stocks were the biggest detractors from relative performance. We did not own enough life insurance stocks, which did well, and owned property and casualty stocks, which did poorly. The poor performance of property and casualty stocks is the result of investor concern about prices of insurance premiums having reached a peak, especially in property, and being frittered away by competition from companies created with new financing. This issue, in our view, does not adequately account for the strong competitive position of Bermuda companies owned in the Portfolio, the low stock valuations, and the possibility that high prices and profits may persist for longer than expected (as with mortgage companies before).


4    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

What changes were made to the Portfolio during the year?

There were sizable changes to the Portfolio during the year. Many stocks with large positions ranging from 3% to 5% of net assets at September 30, 2004, were not even in the Portfolio a year earlier. These included the German insurance distributor Marschollek, Lautenschlaeger und Partner AG, the Bermuda property reinsurer PXRE Group Limited, and several banks and other financial institutions in South Korea, such as the Hana, Daegu and Pusan banks, and Oriental Fire & Marine Insurance Co., Ltd. There were many more such holdings initiated in Turkey, Indonesia, South Korea, Russia and India. The motivation for such increases was the high profits and low valuations still to be found in emerging markets.

The purchases of new holdings were financed by selling U.S. and European stocks that had performed well. Foremost among them were Citigroup Inc., Fortis and the mortgage insurers MGIC Investment Corporation, The PMI Group, Inc. and Radian, which, however, were sold too early. Other decreases included Fannie Mae and European stocks, such as Allied Irish Banks PLC and Danske Bank, and consisted of trimming the positions in some insurers, such as ACE Limited, RenaissanceRe Holdings Ltd. and Hannover Re. Many of the sales were not easy to decide, as the stocks sold continued to be attractive, but were made in light of the increased attractiveness of emerging market stocks in the second quarter of 2004.

How would you characterize the Portfolio's position at the close of the period?

The Portfolio continues to have a concentrated focus on specialty finance companies, which include credit card and mortgage companies; emerging markets, especially South Korea but also Indonesia, India, Turkey, Russia and Hungary; and property and casualty companies, especially in Bermuda.

Specialty finance companies, with the largest holdings being Freddie Mac, American Home Mortgage, Northern Rock and Capital One, are attractive because their specialization and scale give them an edge over more diversified competitors. The valuation of some of these companies, such as Freddie Mac, remains quite low because of perceived but, in our view, unsubstantiated problems.

Select emerging market companies offer a combination of high growth and high return on capital, all at prices well below those to be found in developed markets. The Fund, therefore, has many investments in these companies, instead of, for example, retail banks in the United States, which are attractive investments in absolute terms but less so in relative terms. Property and casualty companies have a similar combination of high profitability, good growth and low valuation, and, accordingly, are a large and growing part of the portfolio.

Finally, interest rates are never a consideration in investing in the Fund and probably never will be. It is worth discussing interest rates, even though they may be irrelevant to the Fund, because it is a commonly accepted belief that it makes sense to buy financials if interest rates are declining and sell them if they are rising. It must be noted that this common belief makes two implicit assumptions that are not borne out by facts. First, it is assumed that the direction of future interest rates is a matter of common knowledge and agreement, on which reasonable people do not differ. Second, it is assumed that the negative correlation between interest rates and share prices of financial stocks has held with some regularity in the past.

There are three reasons why we do not consider interest rates. First, the impact of rising interest rates on the profits of financial companies varies significantly from quite positive to quite negative and is difficult to predict, especially since many companies adjust their business tactics to offset the impact of their interest rate expectations. In other words, the raw impact of interest rates is almost never observed. Second, we do not know how to consistently predict the direction of interest rates in a way that differs from the assumptions already reflected in the price of fixed income securities. Third, we do not know what competing equity investors are assuming about future interest rates and are reflecting accordingly in the prices of financial stocks. Therefore, even if somehow we were able to correctly predict the direction of interest rates and their business impact, we still would not know if the reaction of stocks would be good or bad when our predictions are realized, because we cannot be sure what other investors are thinking.

We thank you for your continued support of Merrill Lynch Global Financial Services Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Walid Kassem
Vice President and Portfolio Manager

October 19, 2004


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004    5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                               6-Month         12-Month     Since Inception
As of September 30, 2004                                     Total Return    Total Return     Total Return
===========================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares*         -2.43%          +24.75%         +72.63%
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares*         -2.74           +23.89          +66.37
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares*         -2.74           +23.83          +66.28
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class I Shares*         -2.28           +25.09          +74.74
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class R Shares*         -2.52           +24.51          +54.66
-----------------------------------------------------------------------------------------------------------
MSCI World Index**                                              -0.14           +17.10       -16.38/+32.76
-----------------------------------------------------------------------------------------------------------
MSCI World Financial Index***                                   -1.25           +19.13       +10.81/+38.88
-----------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 11/26/99 for Class A, Class B, Class C and Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States. Since inception total returns are from 11/26/99 and 1/03/03.
*** This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS. Since inception total returns are from 11/30/99 and 1/03/03.


6    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares & Class B Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financial Index. Values are from November 26, 1999 to September 2004:

                                        11/26/99**      9/00             9/01           9/02         9/03           9/04
ML Global Financial Services
Fund, Inc.+--Class A Shares*            $ 9,475         $11,616          $10,511        $9,444       $13,112        $16,357

ML Global Financial Services
Fund, Inc.+--Class B Shares*            $10,000         $12,180          $10,936        $9,752       $13,429        $16,437

MSCI World Index++                      $10,000         $ 9,806          $ 7,046        $5,695       $ 7,141        $ 8,362

MSCI World Financial Index+++           $10,000         $10,742          $ 8,695        $7,157       $ 9,302        $11,081

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Financial Services Fund, Inc. invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS. The starting date for the Index in the Class A and Class B Shares' graph is 11/30/99.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/04                               +24.75%         +18.20%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 9/30/04                                      +11.92          +10.69
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return           Return
                                                  Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/04                               +23.89%         +19.89%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 9/30/04                                      +11.08          +10.80
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004    7

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C Shares & Class I Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financial Index. Values are from November 26, 1999 to September 2004:

                                        11/26/99**      9/00             9/01           9/02         9/03           9/04
ML Global Financial Services
Fund, Inc.+--Class C Shares*            $10,000         $12,180          $10,936        $9,751       $13,428        $16,628

ML Global Financial Services
Fund, Inc.+--Class I Shares*            $ 9,475         $11,645          $10,555        $9,515       $13,236        $16,556

MSCI World Index++                      $10,000         $ 9,806          $ 7,046        $5,695       $ 7,141        $ 8,362

MSCI World Financial Index+++           $10,000         $10,742          $ 8,695        $7,157       $ 9,302        $11,081

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Financial Services Fund, Inc. invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS. The starting date for the Index in the Class C and Class I Shares' graph is 11/30/99.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                     Return           Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/04                               +23.83%         +22.83%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 9/30/04                                      +11.06          +11.06
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 9/30/04                               +25.09%         +18.52%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 9/30/04                                      +12.20          +10.96
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


8    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class R Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financial Index. Values are from January 3, 2003 to September 2004:

                                                 1/03/03**          9/03              9/04
ML Global Financial Services
Fund, Inc.+--Class R Shares*                     $10,000          $12,421           $15,466

MSCI World Index++                               $10,000          $11,338           $13,276

MSCI World Financial Index+++                    $10,000          $11,658           $13,888

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Financial Services Fund, Inc. invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS.

      Past performance is not indicative of future results.

Average Annual Total Return

Class R Shares                                                           Return
================================================================================
One Year Ended 9/30/04                                                   +24.51%
--------------------------------------------------------------------------------
Inception (1/03/03)
through 9/30/04                                                          +28.48
--------------------------------------------------------------------------------


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004    9

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                Expenses Paid
                                                     Beginning               Ending          During the Period*
                                                   Account Value          Account Value       April 1, 2004 to
                                                   April 1, 2004        September 30, 2004   September 30, 2004
===============================================================================================================
Actual
===============================================================================================================
Class A                                                $1,000               $  975.70             $ 9.34
---------------------------------------------------------------------------------------------------------------
Class B                                                $1,000               $  972.60             $13.12
---------------------------------------------------------------------------------------------------------------
Class C                                                $1,000               $  972.60             $13.12
---------------------------------------------------------------------------------------------------------------
Class I                                                $1,000               $  977.20             $ 8.11
---------------------------------------------------------------------------------------------------------------
Class R                                                $1,000               $  974.80             $10.57
===============================================================================================================
Hypothetical (5% annual return before expenses)**
===============================================================================================================
Class A                                                $1,000               $1,015.55             $ 9.52
---------------------------------------------------------------------------------------------------------------
Class B                                                $1,000               $1,011.70             $13.38
---------------------------------------------------------------------------------------------------------------
Class C                                                $1,000               $1,011.70             $13.38
---------------------------------------------------------------------------------------------------------------
Class I                                                $1,000               $1,016.80             $ 8.27
---------------------------------------------------------------------------------------------------------------
Class R                                                $1,000               $1,014.30             $10.78
---------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.89% for Class A, 2.66% for Class B, 2.66% for Class C, 1.64% for Class I and 2.14% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


10   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Statement of Assets and Liabilities

                              Merrill Lynch Global Financial Services Fund, Inc.

As of September 30, 2004
===========================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------
                       Investment in Global Financial Services Portfolio, at value
                        (identified cost--$57,789,330) ...................................                     $ 70,761,755
                       Prepaid expenses ..................................................                           39,790
                                                                                                               ------------
                       Total assets ......................................................                       70,801,545
                                                                                                               ------------
===========================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ....................................................    $     43,698
                          Other affiliates ...............................................          17,550
                          Administrative fees ............................................           4,071           65,319
                                                                                              ------------
                       Accrued expenses ..................................................                           15,776
                                                                                                               ------------
                       Total liabilities .................................................                           81,095
                                                                                                               ------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                     $ 70,720,450
                                                                                                               ============
===========================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized .......................................................                     $     61,744
                       Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized .......................................................                          243,443
                       Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized .......................................................                          120,972
                       Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized .......................................................                           78,136
                       Class R Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized .......................................................                            3,991
                       Paid-in capital in excess of par ..................................                       49,031,283
                       Undistributed investment income--net ..............................    $    422,377
                       Undistributed realized capital gains allocated from the
                        Portfolio--net ...................................................       7,786,079
                       Unrealized appreciation allocated from the Portfolio--net .........      12,972,425
                                                                                              ------------
                       Total accumulated earnings--net ...................................                       21,180,881
                                                                                                               ------------
                       Net Assets ........................................................                     $ 70,720,450
                                                                                                               ============
===========================================================================================================================
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $8,683,861 and 617,437 shares
                        outstanding ......................................................                     $      14.06
                                                                                                               ============
                       Class B--Based on net assets of $33,732,988 and 2,434,427 shares
                        outstanding ......................................................                     $      13.86
                                                                                                               ============
                       Class C--Based on net assets of $16,714,411 and 1,209,724 shares
                        outstanding ......................................................                     $      13.82
                                                                                                               ============
                       Class I--Based on net assets of $11,034,049 and 781,360 shares
                        outstanding ......................................................                     $      14.12
                                                                                                               ============
                       Class R--Based on net assets of $555,141 and 39,909 shares
                        outstanding ......................................................                     $      13.91
                                                                                                               ============

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

                              Merrill Lynch Global Financial Services Fund, Inc.

For the Year Ended September 30, 2004
===========================================================================================================================
Investment Income Allocated from the Portfolio--Net
---------------------------------------------------------------------------------------------------------------------------
                       Investment income allocated from the Portfolio:
                          Dividends (net of $188,039 foreign withholding tax) ............                     $  2,242,335
                          Securities lending--net ........................................                            3,973
                          Interest from affiliates .......................................                            3,609
                          Expenses .......................................................                         (582,531)
                                                                                                               ------------
                       Net investment income allocated from the Portfolio ................                        1,667,386
                                                                                                               ------------
===========================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ................    $    377,405
                       Administration fees ...............................................         260,791
                       Account maintenance and distribution fees--Class C ................         160,941
                       Registration fees .................................................          64,343
                       Transfer agent fees--Class B ......................................          63,397
                       Printing and shareholder reports ..................................          52,010
                       Professional fees .................................................          35,285
                       Transfer agent fees--Class C ......................................          28,684
                       Account maintenance fees--Class A .................................          21,525
                       Transfer agent fees--Class I ......................................          17,489
                       Transfer agent fees--Class A ......................................          12,787
                       Account maintenance and distribution fees--Class R ................           1,156
                       Transfer agent fees--Class R ......................................             376
                       Other .............................................................          39,406
                                                                                              ------------
                       Total expenses ....................................................                        1,135,595
                                                                                                               ------------
                       Investment income--net ............................................                          531,791
                                                                                                               ------------
===========================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
---------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) allocated from the Portfolio on:
                          Investments--net ...............................................      11,723,078
                          Foreign currency transactions--net .............................        (120,491)      11,602,587
                                                                                              ------------
                       Change in unrealized appreciation allocated from the Portfolio--net                        3,972,700
                                                                                                               ------------
                       Total realized and unrealized gain allocated from the Portfolio--net                      15,575,287
                                                                                                               ------------
                       Net Increase in Net Assets Resulting from Operations ..............                     $ 16,107,078
                                                                                                               ============

      See Notes to Financial Statements.


12   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Statements of Changes in Net Assets

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                                    For the Year Ended
                                                                                                      September 30,
                                                                                              -----------------------------
Increase (Decrease) in Net Assets:                                                                2004             2003
===========================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $    531,791     $      3,057
                       Realized gain allocated from the Portfolio--net ...................      11,602,587        5,327,405
                       Change in unrealized appreciation allocated from the Portfolio--net       3,972,700       14,600,965
                                                                                              -----------------------------
                       Net increase in net assets resulting from operations ..............      16,107,078       19,931,427
                                                                                              -----------------------------
===========================================================================================================================
Distributions to Shareholders
---------------------------------------------------------------------------------------------------------------------------
                       Realized gain allocated from the Portfolio--net:
                          Class A ........................................................        (961,927)        (178,451)
                          Class B ........................................................      (4,081,132)      (1,105,313)
                          Class C ........................................................      (1,616,424)        (313,427)
                          Class I ........................................................      (1,398,493)        (268,927)
                          Class R ........................................................          (8,157)              --
                                                                                              -----------------------------
                       Net decrease in net assets resulting from distributions to
                        shareholders .....................................................      (8,066,133)      (1,866,118)
                                                                                              -----------------------------
===========================================================================================================================
Capital Share Transactions
---------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from capital share transactions       (7,458,905)      (8,229,878)
                                                                                              -----------------------------
===========================================================================================================================
Redemption Fees
---------------------------------------------------------------------------------------------------------------------------
                       Redemption fees ...................................................              23               --
                                                                                              -----------------------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................         582,063        9,835,431
                       Beginning of year .................................................      70,138,387       60,302,956
                                                                                              -----------------------------
                       End of year* ......................................................    $ 70,720,450     $ 70,138,387
                                                                                              =============================
                          * Undistributed (accumulated) investment income (loss)--net ....    $    422,377     $       (927)
                                                                                              =============================

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights          Merrill Lynch Global Financial Services Fund, Inc.

                                                                                          Class A
                                                              ----------------------------------------------------------------------
The following per share data and ratios have been derived                     For the Year Ended                    For the Period
from information provided in the financial statements.                           September 30,                       November 26,
                                                              -------------------------------------------------   1999+ to Sept. 30,
Increase (Decrease) in Net Asset Value:                         2004          2003          2002          2001          2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 12.71       $  9.43       $ 10.87       $ 12.26       $ 10.00
                                                              ----------------------------------------------------------------------
                       Investment income--net .............       .17@@         .06@@         .02@@         .05@@         .02
                       Realized and unrealized gain (loss)
                        allocated from the Portfolio--net .      2.76          3.53         (1.07)        (1.20)         2.24
                                                              ----------------------------------------------------------------------
                       Total from investment operations ...      2.93          3.59         (1.05)        (1.15)         2.26
                                                              ----------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the
                        Portfolio--net ....................     (1.58)         (.31)         (.39)         (.24)           --
                                                              ----------------------------------------------------------------------
                       Net asset value, end of period .....   $ 14.06       $ 12.71       $  9.43       $ 10.87       $ 12.26
                                                              ======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .     24.75%        38.83%       (10.15%)       (9.51%)       22.66%@
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .........................      1.78%         1.86%         1.76%         1.50%         1.88%*
                                                              ======================================================================
                       Investment income--net .............      1.21%          .59%          .17%          .46%          .22%*
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $ 8,684       $ 7,800       $ 5,520       $ 8,032       $11,241
                                                              ======================================================================
                       Portfolio turnover of Global
                        Financial Services Portfolio ......    115.38%       205.93%       144.60%       111.71%        68.73%
                                                              ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


14   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                          Class B
                                                              ----------------------------------------------------------------------
The following per share data and ratios have been derived                      For the Year Ended                   For the Period
from information provided in the financial statements.                            September 30,                      November 26,
                                                              -------------------------------------------------   1999+ to Sept. 30,
Increase (Decrease) in Net Asset Value:                         2004          2003          2002          2001          2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 12.51       $  9.36       $ 10.78       $ 12.18       $ 10.00
                                                              ----------------------------------------------------------------------
                       Investment income (loss)--net ......       .06@@        (.03)@@       (.07)@@       (.03)@@       (.04)
                       Realized and unrealized gain (loss)
                        allocated from the Portfolio--net .      2.74          3.49         (1.06)        (1.20)         2.22
                                                              ----------------------------------------------------------------------
                       Total from investment operations ...      2.80          3.46         (1.13)        (1.23)         2.18
                                                              ----------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the
                        Portfolio--net ....................     (1.45)         (.31)         (.29)         (.17)           --
                                                              ----------------------------------------------------------------------
                       Net asset value, end of period .....   $ 13.86       $ 12.51       $  9.36       $ 10.78       $ 12.18
                                                              ======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .     23.89%        37.71%       (10.83%)      (10.21%)       21.80%@
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .........................      2.55%         2.64%         2.53%         2.28%         2.63%*
                                                              ======================================================================
                       Investment income (loss)--net ......       .46%         (.24%)        (.60%)        (.30%)        (.56%)*
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $33,733       $37,202       $36,476       $59,928       $63,083
                                                              ======================================================================
                       Portfolio turnover of Global
                        Financial Services Portfolio ......    115.38%       205.93%       144.60%       111.71%        68.73%
                                                              ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   15

[LOGO] Merrill Lynch Investment Managers

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                          Class C
                                                              ----------------------------------------------------------------------
The following per share data and ratios have been derived                     For the Year Ended                     For the Period
from information provided in the financial statements.                           September 30,                        November 26,
                                                              -------------------------------------------------   1999+ to Sept. 30,
Increase (Decrease) in Net Asset Value:                         2004          2003          2002          2001          2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 12.51       $  9.36       $ 10.78       $ 12.18       $ 10.00
                                                              ----------------------------------------------------------------------
                       Investment income (loss)--net ......       .07@@        (.02)@@       (.07)@@       (.04)@@       (.04)
                       Realized and unrealized gain (loss)
                        allocated from the Portfolio--net .      2.72          3.48         (1.06)        (1.19)         2.22
                                                              ----------------------------------------------------------------------
                       Total from investment operations ...      2.79          3.46         (1.13)        (1.23)         2.18
                                                              ----------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the
                        Portfolio--net ....................     (1.48)         (.31)         (.29)         (.17)           --
                                                              ----------------------------------------------------------------------
                       Net asset value, end of period .....   $ 13.82       $ 12.51       $  9.36       $ 10.78       $ 12.18
                                                              ======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .     23.83%        37.71%       (10.84%)      (10.21%)       21.80%@
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .........................      2.56%         2.64%         2.55%         2.29%         2.63%*
                                                              ======================================================================
                       Investment income (loss)--net ......       .48%         (.22%)        (.61%)        (.31%)        (.57%)*
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $16,714       $13,762       $ 9,666       $14,805       $14,788
                                                              ======================================================================
                       Portfolio turnover of Global
                        Financial Services Portfolio ......    115.38%       205.93%       144.60%       111.71%        68.73%
                                                              ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


16   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                          Class I
                                                              ----------------------------------------------------------------------
The following per share data and ratios have been derived                     For the Year Ended                    For the Period
from information provided in the financial statements.                           September 30,                       November 26,
                                                              -------------------------------------------------   1999+ to Sept. 30,
Increase (Decrease) in Net Asset Value:                         2004          2003          2002          2001          2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $ 12.76       $  9.45       $ 10.89       $ 12.29       $ 10.00
                                                              ----------------------------------------------------------------------
                       Investment income--net .............       .20@@         .09@@         .05@@         .08@@         .03
                       Realized and unrealized gain (loss)
                        allocated from the Portfolio--net .      2.78          3.53         (1.07)        (1.21)         2.26
                                                              ----------------------------------------------------------------------
                       Total from investment operations ...      2.98          3.62         (1.02)        (1.13)         2.29
                                                              ----------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the
                        Portfolio--net ....................     (1.62)         (.31)         (.42)         (.27)           --
                                                              ----------------------------------------------------------------------
                       Net asset value, end of period .....   $ 14.12       $ 12.76       $  9.45       $ 10.89       $ 12.29
                                                              ======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .     25.09%        39.10%        (9.85%)       (9.36%)       22.90%@
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .........................      1.53%         1.60%         1.51%         1.27%         1.62%*
                                                              ======================================================================
                       Investment income--net .............      1.46%          .81%          .43%          .71%          .44%*
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $11,034       $11,325       $ 8,641       $12,741       $ 8,371
                                                              ======================================================================
                       Portfolio turnover of Global
                        Financial Services Portfolio ......    115.38%       205.93%       144.60%       111.71%        68.73%
                                                              ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                                          Class R
                                                                                                  -----------------------
                                                                                                                 For the
                                                                                                   For the       Period
The following per share data and ratios have been derived                                           Year         Jan. 3,
from information provided in the financial statements.                                              Ended       2003+ to
                                                                                                  Sept. 30,     Sept. 30,
Increase (Decrease) in Net Asset Value:                                                             2004          2003
===========================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..................................     $ 12.62       $ 10.16
                                                                                                   ------------------------
                       Investment income--net@ ...............................................         .14           .04
                       Realized and unrealized gain allocated from the Portfolio--net ........        2.74          2.42
                                                                                                   ------------------------
                       Total from investment operations ......................................        2.88          2.46
                                                                                                   ------------------------
                       Less distributions from realized gain allocated from the Portfolio--net       (1.59)           --
                                                                                                   ------------------------
                       Net asset value, end of period ........................................     $ 13.91       $ 12.62
                                                                                                   ========================
===========================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ....................................       24.51%        24.21%++
                                                                                                   ========================
===========================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Expenses*** ...........................................................        2.11%         2.17%*
                                                                                                   ========================
                       Investment income--net ................................................         .99%          .45%*
                                                                                                   ========================
===========================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..............................     $   555       $    49
                                                                                                   ========================
                       Portfolio turnover of Global Financial Services Portfolio .............      115.38%       205.93%
                                                                                                   ========================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Aggregate total investment return.
@     Based on average shares outstanding.

      See Notes to Financial Statements.


18   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Notes to Financial Statements

                              Merrill Lynch Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at September 30, 2004, was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $120,491 has been reclassified between undistributed net investment income and accumulated realized capital gains and $12,004 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of permanent differences attributable to foreign currency transaction gains/losses and nondeductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   19

[LOGO] Merrill Lynch Investment Managers

                              Merrill Lynch Global Financial Services Fund, Inc.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................               .25%             --
Class B ................................               .25%            .75%
Class C ................................               .25%            .75%
Class R ................................               .25%            .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended September 30, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD              MLPF&S
--------------------------------------------------------------------------------
Class A ................................                $950             $15,751
Class I ................................                $ 20             $   284
--------------------------------------------------------------------------------

For the year ended September 30, 2004, MLPF&S received contingent deferred sales charges of $41,443 and $1,639 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $7,458,905 and $8,229,878 for the years ended September 30, 2004 and September 30, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 2004                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           169,917       $  2,380,633
Shares issued to shareholders in
   reinvestment of distributions .........            70,612            875,587
Automatic conversion of shares ...........            57,760            793,529
                                                  -----------------------------
Total issued .............................           298,289          4,049,749
Shares redeemed ..........................          (294,621)        (4,106,372)
                                                  -----------------------------
Net increase/decrease ....................             3,668       $    (56,623)
                                                  =============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           198,556       $  2,159,121
Shares issued to shareholders in
   reinvestment of distributions .........            15,790            161,529
Automatic conversion of shares ...........            63,933            669,444
                                                  -----------------------------
Total issued .............................           278,279          2,990,094
Shares redeemed ..........................          (249,724)        (2,789,847)
                                                  -----------------------------
Net increase .............................            28,555       $    200,247
                                                  =============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 2004                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           179,988       $  2,446,506
Shares issued to shareholders in
   reinvestment of distributions .........           264,693          3,253,082
                                                  -----------------------------
Total issued .............................           444,681          5,699,588
Automatic conversion of shares ...........           (58,493)          (793,529)
Shares redeemed ..........................          (925,089)       (12,560,184)
                                                  -----------------------------
Net decrease .............................          (538,901)      $ (7,654,125)
                                                  =============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           218,612       $  2,440,960
Shares issued to shareholders in
   reinvestment of distributions .........            89,036            901,936
                                                  -----------------------------
Total issued .............................           307,648          3,342,896
Automatic conversion of shares ...........           (64,641)          (669,444)
Shares redeemed ..........................        (1,166,371)       (12,378,889)
                                                  -----------------------------
Net decrease .............................          (923,364)      $ (9,705,437)
                                                  =============================


20   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Notes to Financial Statements (concluded)

                              Merrill Lynch Global Financial Services Fund, Inc.

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 2004                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           237,793       $  3,267,034
Shares issued to shareholders in
   reinvestment of distributions .........           117,887          1,445,300
                                                  -----------------------------
Total issued .............................           355,680          4,712,334
Shares redeemed ..........................          (246,220)        (3,334,545)
                                                  -----------------------------
Net increase .............................           109,460       $  1,377,789
                                                  =============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           367,836       $  4,301,337
Shares issued to shareholders in
   reinvestment of distributions .........            27,775            281,360
                                                  -----------------------------
Total issued .............................           395,611          4,582,697
Shares redeemed ..........................          (328,135)        (3,379,942)
                                                  -----------------------------
Net increase .............................            67,476       $  1,202,755
                                                  =============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended September 30, 2004                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           235,571       $  3,258,165
Shares issued to shareholders in
   reinvestment of distributions .........           104,603          1,300,211
                                                  -----------------------------
Total issued .............................           340,174          4,558,376
Shares redeemed ..........................          (446,456)        (6,182,958)
                                                  -----------------------------
Net decrease .............................          (106,282)      $ (1,624,582)
                                                  =============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           465,829       $  5,282,213
Shares issued to shareholders in
   reinvestment of distributions .........            24,511            251,244
                                                  -----------------------------
Total issued .............................           490,340          5,533,457
Shares redeemed ..........................          (517,504)        (5,508,467)
                                                  -----------------------------
Net increase (decrease) ..................           (27,164)      $     24,990
                                                  =============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended September 30, 2004                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................            38,284       $    531,927
Shares issued to shareholders in
   reinvestment of distributions .........               664              8,157
                                                  -----------------------------
Total issued .............................            38,948            540,084
Shares redeemed ..........................            (2,946)           (41,448)
                                                  -----------------------------
Net increase .............................            36,002       $    498,636
                                                  =============================

-------------------------------------------------------------------------------
Class R Shares for the Period
January 3, 2003+ to                                                    Dollar
September 30, 2003                                  Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................             4,018       $     48,960
Shares redeemed ..........................              (111)            (1,393)
                                                  -----------------------------
Net increase .............................             3,907       $     47,567
                                                  =============================

+     Commencement of operations.

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. For the year ended September 30, 2004, the Fund charged a redemption fee of $23.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003 was as follows:

-------------------------------------------------------------------------------
                                                  9/30/2004          9/30/2003
-------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .......................      $  6,081,326       $      1,698
   Net long-term capital gains ...........         1,984,807          1,864,420
                                                -------------------------------
Total taxable distributions ..............      $  8,066,133       $  1,866,118
                                                ===============================

As of September 30, 2004, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income--net ........................         $ 5,154,477
Undistributed long-term capital gains--net ................           4,086,285
                                                                    -----------
Total undistributed earnings--net .........................           9,240,762
Capital loss carryforward .................................                  --
Unrealized gains--net .....................................          11,940,119*
                                                                    -----------
Total accumulated earnings--net ...........................         $21,180,881
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   21

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Merrill Lynch Global Financial Services Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Global Financial Services Fund, Inc. as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
November 12, 2004


22   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Schedule of Investments                      Global Financial Services Portfolio

                                                                                                                         Value
Europe                Industry*                          Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Belgium--0.5%         Commercial Banks--0.1%                   1,700     KBC Bancassurance Holding                    $   110,637
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services--0.4%    10,700     Fortis                                           254,625
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Belgium                   365,262
====================================================================================================================================
Denmark--1.1%         Commercial Banks--1.1%                  29,700     Danske Bank                                      780,718
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Denmark                   780,718
====================================================================================================================================
France--0.4%          Insurance--0.4%                            700     CNP Assurances                                    45,470
                                                             129,500    +Scor                                             199,440
                                                                                                                      -----------
                                                                                                                          244,910
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                    244,910
====================================================================================================================================
Germany--7.7%         Capital Markets--4.7%                  207,600     Marschollek, Lautenschlaeger und
                                                                         Partner AG                                     3,336,439
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--3.0%                         65,800     Hannover Rueckversicherungs AG                 2,132,986
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Germany                 5,469,425
====================================================================================================================================
Hungary--0.2%         Commercial Banks--0.2%                   5,000     OTP Bank Rt.                                     111,874
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hungary                   111,874
====================================================================================================================================
Ireland--0.6%         Commercial Banks--0.6%                  26,800     Allied Irish Banks PLC                           448,963
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Ireland                   448,963
====================================================================================================================================
Netherlands--1.2%     Commercial Banks--0.5%                  17,100     ABN AMRO Holding NV                              388,447
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services--0.7%    18,400     ING Groep NV                                     464,369
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands           852,816
====================================================================================================================================
Russia--1.1%          Commercial Banks--1.1%                   1,940     Sberbank RF                                      802,190
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Russia                    802,190
====================================================================================================================================
Spain--0.3%           Commercial Banks--0.3%                   4,100     Banco Popular Espanol SA                         227,825
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--0.0%                          1,500     Corporacion Mapfre SA                             17,605
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Spain                     245,430
====================================================================================================================================
Switzerland--0.1%     Insurance--0.1%                          1,700     Swiss Re (Registered Shares)                      97,818
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Switzerland                97,818
====================================================================================================================================
Turkey--3.1%          Commercial Banks--3.1%             491,589,800     Akbank T.A.S.                                  2,220,399
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Turkey                  2,220,399
====================================================================================================================================
United Kingdom--7.8%  Capital Markets--0.2%                    9,200     Close Brothers Group PLC                         115,286
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks--2.0%                   5,000     Anglo Irish Bank Corporation PLC                  92,405
                                                                 700     Barclays PLC                                       6,713
                                                             162,700     Lloyds TSB Group PLC                           1,270,394
                                                              27,400     London Scottish Bank PLC                          64,704
                                                                                                                      -----------
                                                                                                                        1,434,216
                      --------------------------------------------------------------------------------------------------------------
                      Consumer Finance--2.3%                  39,500     Cattles PLC                                      236,053
                                                             107,000     Kensington Group PLC                             781,264
                                                              59,500     Provident Financial PLC                          606,710
                                                                                                                      -----------
                                                                                                                        1,624,027
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--1.0%                        380,756     Legal & General Group PLC                        683,829
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance--2.3%       126,000     Northern Rock PLC                              1,618,822
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stock in the United Kingdom       5,476,180
                      ==============================================================================================================
                                                                         Total Common Stocks in Europe--24.1%          17,115,985
                      ==============================================================================================================


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)          Global Financial Services Portfolio

                                                                                                                         Value
North America         Industry*                          Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Bermuda--10.8%        Insurance--10.6%                        59,100     ACE Limited                                  $ 2,367,546
                                                              12,800     Everest Re Group, Ltd.                           951,424
                                                                 700     Montpelier Re Holdings Ltd.                       25,676
                                                                 700     PartnerRe Ltd.                                    38,283
                                                              61,800     RenaissanceRe Holdings Ltd.                    3,187,644
                                                              12,800     XL Capital Ltd. (Class A)                        947,072
                                                                                                                      -----------
                                                                                                                        7,517,645
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate--0.2%                      669,300     Hopson Development Holdings Limited              152,776
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Bermuda                 7,670,421
====================================================================================================================================
United States--36.8%  Capital Markets--6.1%                   33,200    +Affiliated Managers Group, Inc.                1,777,528
                                                              10,300     The Bear Stearns Companies Inc.                  990,551
                                                              10,100     Federated Investors, Inc. (Class B)              287,244
                                                               3,900     The Goldman Sachs Group, Inc.                    363,636
                                                              10,900     Lehman Brothers Holdings, Inc.                   868,948
                                                                                                                      -----------
                                                                                                                        4,287,907
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks--0.2%                     500     Banknorth Group, Inc.                             17,500
                                                               1,700     City National Corporation                        110,415
                                                                 300     U.S. Bancorp                                       8,670
                                                                                                                      -----------
                                                                                                                          136,585
                      --------------------------------------------------------------------------------------------------------------
                      Consumer Finance--3.0%                  24,500     Capital One Financial Corporation              1,810,550
                                                              12,200     MBNA Corporation                                 307,440
                                                                                                                      -----------
                                                                                                                        2,117,990
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services--0.2%     3,600     Citigroup Inc.                                   158,832
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--4.5%                            500     Arthur J. Gallagher & Co.                         16,565
                                                                 200     Brown & Brown                                      9,140
                                                               1,700     Hilb, Rogal and Hamilton Company                  61,574
                                                                 700     Lincoln National Corporation                      32,900
                                                             127,900     PXRE Group Limited                             2,994,139
                                                                 200     The Progressive Corporation                       16,950
                                                               1,000     Protective Life Corporation                       39,310
                                                                                                                      -----------
                                                                                                                        3,170,578
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate--12.7%                       2,600     AMB Property Corporation                          96,252
                                                             170,200     American Home Mortgage Investment Corp.        4,757,090
                                                               1,200     Equity Office Properties Trust                    32,700
                                                             195,300     Friedman, Billings, Ramsey Group, Inc.
                                                                         (Class A)                                      3,730,230
                                                              13,200     General Growth Properties, Inc.                  409,200
                                                                                                                      -----------
                                                                                                                        9,025,472
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance--10.1%       28,998     Countrywide Financial Corporation              1,142,231
                                                              87,300     Freddie Mac                                    5,695,452
                                                               1,500     MGIC Investment Corporation                       99,825
                                                               4,500     The PMI Group, Inc.                              182,610
                                                                                                                      -----------
                                                                                                                        7,120,118
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stock in the United States       26,017,482
                      ==============================================================================================================
                                                                         Total Common Stocks in North
                                                                         America--47.6%                                33,687,903
                      ==============================================================================================================

====================================================================================================================================
Pacific Basin/Asia
====================================================================================================================================
Australia--0.1%       Commercial Banks--0.1%                   2,800     National Australia Bank Limited                   54,720
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                  54,720
====================================================================================================================================
China--0.2%           Real Estate--0.2%                      473,100     Beijing Capital Land Limited 'H'                 120,125
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in China                     120,125
                      ==============================================================================================================


24   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Schedule of Investments (concluded)          Global Financial Services Portfolio

Pacific Basin/Asia                                                                                                       Value
(concluded)           Industry*                          Shares Held     Common Stocks                             (in U.S. dollars)
====================================================================================================================================
Hong Kong--0.4%       Commercial Banks--0.1%                   3,400     Hang Seng Bank Limited                       $    45,345
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--0.1%                         89,000     China Insurance International Holdings
                                                                         Company Limited                                   45,938
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate--0.2%                    1,270,000     China Resources Beijing Land Limited             195,433
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hong Kong                 286,716
====================================================================================================================================
India--2.5%           Commercial Banks--2.5%                  19,500     HDFC Bank Ltd.                                   170,773
                                                             257,500     ICICI Bank Limited                             1,601,258
                                                                                                                      -----------
                                                                                                                        1,772,031
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in India                   1,772,031
====================================================================================================================================
Indonesia--2.9%       Commercial Banks--2.9%               9,413,100     PT Bank Central Asia Tbk                       2,055,262
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Indonesia               2,055,262
====================================================================================================================================
Japan--4.9%           Capital Markets--0.4%                   23,500     The Nomura Securities Co., Ltd.                  301,706
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks--1.3%                 165,000     The Bank of Yokohama, Ltd.                       886,268
                      --------------------------------------------------------------------------------------------------------------
                      Consumer Finance--2.9%                   8,900     Aeon Credit Service Co, Ltd.                     507,118
                                                               4,900     Aiful Corporation                                480,597
                                                              35,100     Credit Saison Co., Ltd.                        1,079,608
                                                                                                                      -----------
                                                                                                                        2,067,323
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--0.3%                             16     Millea Holdings, Inc.                            206,143
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Japan                   3,461,440
====================================================================================================================================
South Korea--17.0%    Commercial Banks--12.0%                468,400     Daegu Bank                                     2,668,436
                                                             122,000     Hana Bank                                      2,902,996
                                                              69,100     Industrial Bank of Korea (IBK)                   424,261
                                                               8,300    +Kookmin Bank                                     262,731
                                                             369,400     Pusan Bank                                     2,229,553
                                                                                                                      -----------
                                                                                                                        8,487,977
                      --------------------------------------------------------------------------------------------------------------
                      Insurance--5.0%                        386,350     Korean Reinsurance Company                     1,325,300
                                                             163,940     Oriental Fire & Marine Insurance
                                                                         Co., Ltd.                                      2,206,748
                                                                                                                      -----------
                                                                                                                        3,532,048
                      --------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in South Korea            12,020,025
                      ==============================================================================================================
                                                                         Total Common Stocks in the Pacific
                                                                         Basin/Asia--28.0%                             19,770,319
====================================================================================================================================
                      Total Investments (Cost--$57,617,593**)--99.7%                                                   70,574,207

                      Other Assets Less Liabilities--0.3%                                                                 187,548
                                                                                                                      -----------
                      Net Assets--100.0%                                                                              $70,761,755
                                                                                                                      ===========

+     Non-income producing security.
* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004 as computed for federal income tax purposes were as follows:

      -------------------------------------------------------------------------
      Aggregate cost ............................................   $58,649,898
                                                                    ===========
      Gross unrealized appreciation .............................   $12,739,642
      Gross unrealized depreciation .............................      (815,333)
                                                                    -----------
      Net unrealized appreciation ...............................   $11,924,309
                                                                    ===========


      Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                           Net         Dividend
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                            $  (143,787)      $3,609
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                            $(2,928,835)      $2,950
      Merrill Lynch Premier Institutional Fund         (1,577,065)      $1,023
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   25

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities          Global Financial Services Portfolio

As of September 30, 2004
====================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$57,617,593) ............................                     $ 70,574,207
                       Receivables:
                          Securities sold .........................................    $    378,843
                          Dividends ...............................................         270,073
                          Contributions ...........................................          11,287
                          Interest from affiliates ................................           1,014          661,217
                                                                                       ------------
                       Prepaid expenses ...........................................                            3,290
                                                                                                        ------------
                       Total assets ...............................................                       71,238,714
                                                                                                        ------------
====================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased ....................................         173,514
                          Withdrawals .............................................         170,368
                          Custodian bank ..........................................          82,951
                          Investment adviser ......................................           4,655
                          Other affiliates ........................................             367          431,855
                                                                                       ------------
                       Accrued expenses ...........................................                           45,104
                                                                                                        ------------
                       Total liabilities ..........................................                          476,959
                                                                                                        ------------
====================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Net assets .................................................                     $ 70,761,755
                                                                                                        ============
====================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------
                       Investor's capital .........................................                     $ 57,789,330
                       Unrealized appreciation--net ...............................                       12,972,425
                                                                                                        ------------
                       Net Assets .................................................                     $ 70,761,755
                                                                                                        ============

      See Notes to Financial Statements.


26   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Statement of Operations                      Global Financial Services Portfolio

For the Year Ended September 30, 2004
====================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $188,039 foreign withholding tax) ........                     $  2,242,335
                       Securities lending--net ....................................                            3,973
                       Interest from affiliates ...................................                            3,609
                                                                                                        ------------
                       Total income ...............................................                        2,249,917
                                                                                                        ------------
====================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...................................    $    298,315
                       Custodian fees .............................................          99,202
                       Accounting services ........................................          83,926
                       Trustees' fees and expenses ................................          45,608
                       Professional fees ..........................................          37,739
                       Pricing fees ...............................................           6,641
                       Other ......................................................          11,100
                                                                                       ------------
                       Total expenses .............................................                          582,531
                                                                                                        ------------
                       Investment income--net .....................................                        1,667,386
                                                                                                        ------------
====================================================================================================================
Realized & Unrealized Gain (Loss)--Net
--------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ........................................      11,723,078
                          Foreign currency transactions--net ......................        (120,491)      11,602,587
                                                                                       ------------
                       Change in unrealized appreciation on:
                        Investments--net ..........................................       3,984,083
                        Foreign currency transactions--net ........................         (11,383)       3,972,700
                                                                                       -----------------------------
                       Total realized and unrealized gain--net ....................                       15,575,287
                                                                                                        ------------
                       Net Increase in Net Assets Resulting from Operations .......                     $ 17,242,673
                                                                                                        ============

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   27

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                            For the Year Ended
                                                                                               September 30,
                                                                                       -----------------------------
Increase (Decrease) in Net Assets:                                                         2004             2003
====================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------
                       Investment income--net .....................................    $  1,667,386     $  1,035,953
                       Realized gain--net .........................................      11,602,587        5,327,405
                       Change in unrealized appreciation--net .....................       3,972,700       14,600,965
                                                                                       -----------------------------
                       Net increase in net assets resulting from operations .......      17,242,673       20,964,323
                                                                                       -----------------------------
====================================================================================================================
Capital Transactions
--------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ................................      18,766,602       14,232,591
                       Fair value of withdrawals ..................................     (35,419,030)     (25,367,419)
                                                                                       -----------------------------
                       Net decrease in net assets derived from capital transactions     (16,652,428)     (11,134,828)
                                                                                       -----------------------------
====================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...............................         590,245        9,829,495
                       Beginning of year ..........................................      70,171,510       60,342,015
                                                                                       -----------------------------
                       End of year ................................................    $ 70,761,755     $ 70,171,510
                                                                                       =============================

      See Notes to Financial Statements.


28   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Financial Highlights                         Global Financial Services Portfolio

                                                                                   For the Year Ended                 For the Period
                                                                                     September 30,                    Nov. 26, 1999+
The following ratios have been derived from                        ------------------------------------------------     to Sept. 30,
information provided in the financial statements.                     2004         2003         2002          2001         2000
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................      25.86%       40.92%       (8.61%)          --           --
                                                                   =================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................        .78%         .76%         .67%          .63%         .71%*
                                                                   =================================================================
                       Investment income--net .................       2.23%        1.64%        1.26%         1.34%        1.36%*
                                                                   =================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $70,762      $70,172      $60,342       $95,504      $97,490
                                                                   =================================================================
                       Portfolio turnover .....................     115.38%      205.93%      144.60%       111.71%       68.73%
                                                                   =================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq, Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies, both to increase the return of the Portfolio, and to hedge or protect, its exposure to interest rate movements and movements in the securities market. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


30   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Notes to Financial Statements (continued)    Global Financial Services Portfolio

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   31

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)    Global Financial Services Portfolio

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank -- The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended September 30, 2004, MLIM, LLC received $1,720 in securities lending agent fees.

In addition, MLPF&S received $46,527 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended September 30, 2004.

For the year ended September 30, 2004, the Portfolio reimbursed FAM $1,528 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K. and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2004 were $85,150,483 and $100,111,777, respectively.


32   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the year ended September 30, 2004.

5. Commitments:

At September 30, 2004, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $2,000 and $164,000, respectively.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   33

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

To the Investor and Board of Trustees of Global
Financial Services Master Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Financial Services Portfolio of Global Financial Services Master Trust (the "Trust") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Financial Services Portfolio of Global Financial Services Master Trust as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
November 12, 2004


34   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Director/             ("FAM")-advised funds since 1999; Chairman
            Age: 64        Trustee               (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of
                                                 FAM Distributors, Inc. ("FAMD") from 1986 to
                                                 2002 and Director thereof from 1991 to 2002;
                                                 Executive Vice President and Director of Princeton
                                                 Services, Inc. ("Princeton Services") from 1993 to
                                                 2002; President of Princeton Administrators,
                                                 L.P. from 1989 to 2002; Director of Financial Data
                                                 Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Director/    1999 to  Professor Emeritus of Finance, School of Business,    48 Funds        None
Forbes      Princeton, NJ  Trustee      present  State University of New York at Albany since 2000     48 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 64                              International Consultant, Urban Institute,
                                                 Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Director/    1999 to  Professor, Harvard Business School since 1989;        48 Funds        Newell Rub-
Montgomery  Princeton, NJ  Trustee      present  Associate Professor, J.L. Kellogg Graduate School     48 Portfolios   bermaid, Inc.
            08543-9095                           of Management, Northwestern University from
            Age: 52                              1985 to 1989; Associate Professor, Graduate School
                                                 of Business Administration, University of Michigan
                                                 from 1979 to 1985.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Director/    2004 to  Self-employed consultant since 2001; Counsel of       48 Funds        None
Reid        Princeton, NJ  Trustee      present  Alliance Capital Management (investment adviser)      48 Portfolios
            08543-9095                           in 2000; General Counsel, Director and Secretary of
            Age: 59                              Sanford C. Bernstein & Co., Inc. (investment adviser/
                                                 broker-dealer) from 1997 to 2000; Secretary, Sanford
                                                 C. Bernstein Fund, Inc. from 1994 to 2000; Director and
                                                 Secretary of SCB, Inc. since 1998; Director and Secretary
                                                 of SCB Partners, Inc. since 2000; Director of Covenant
                                                 House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Director/    1999 to  Founder and currently Director Emeritus of            48 Funds        None
Ryan        Princeton, NJ  Trustee      present  Boston University Center for the Advancement of       48 Portfolios
            08543-9095                           Ethics and Character and Director thereof from
            Age: 72                              1989 to 1999; Professor from 1982 to 1999 and
                                                 currently Professor Emeritus of Education of Boston
                                                 University; formerly taught on the faculties of The
                                                 University of Chicago, Stanford University and
                                                 Ohio State University.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   35

[LOGO] Merrill Lynch Investment Managers

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Director/    2000 to  President, Middle East Institute from 1995 to 2001;   48 Funds        None
Suddarth    Princeton, NJ  Trustee      present  Foreign Service Officer, United States Foreign        48 Portfolios
            08543-9095                           Service from 1961 to 1995; Career Minister from
            Age: 69                              1989 to 1995; Deputy Inspector General, U.S.
                                                 Department of State from 1991 to 1994; U.S.
                                                 Ambassador to The Hashemite Kingdom of
                                                 Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Director/    1999 to  Professor of Finance since 1984, Dean from 1984       48 Funds        Bowne &
West        Princeton, NJ  Trustee      present  to 1993 and currently Dean Emeritus of New York       48 Portfolios   Co., Inc.;
            08543-9095                           University Leonard N. Stern School of Business                        Vornado
            Age: 66                              Administration, New York University from 1994                         Realty Trust;
                                                 to present; Professor of Finance thereof from 1982                    Vornado
                                                 to 1994.                                                              Operating
                                                                                                                       Company;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Director/    2000 to  Self-employed financial consultant since 1994;        48 Funds        None
Zinbarg     Princeton, NJ  Trustee      present  Executive Vice President of The Prudential Insurance  48 Portfolios
            08543-9095                           Company of America from 1988 to 1994; former
            Age: 69                              Director of Prudential Reinsurance Company and
                                                 former Trustee of the Prudential Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


36   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Officers and Directors/Trustees (unaudited) (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1999 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Director of MLIM Taxation since
            Age: 44        Treasurer             1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  President    present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011                           MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 50                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Walid       P.O. Box 9011  Vice         2002 to  Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1998 to
Kassem      Princeton, NJ  President    present  2000.
            08543-9011
            Age: 55
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   37

[LOGO] Merrill Lynch Investment Managers

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distribution paid by Merrill Lynch Global Financial Services Fund, Inc. to shareholders of record on December 16, 2003:

--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals .......................         25.47%
Dividends Qualifying for the Dividends Received
  Deduction for Corporations ....................................         13.57%
--------------------------------------------------------------------------------

Additionally, the Fund distributed long-term capital gains of $.369375 per share to shareholders of record on December 16, 2003.

Please retain this information for your records.


38   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.  SEPTEMBER 30, 2004   39

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                 #MLGFSF -- 9/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

        Merrill Lynch Global Financial Services Fund, Inc.

        (a) Audit Fees -         Fiscal Year Ending September 30, 2004 - $6,200
                                 Fiscal Year Ending September 30, 2003 - $6,000

        Global Financial Services Master Trust

        (a) Audit Fees -         Fiscal Year Ending September 30, 2004 - $26,000
                                 Fiscal Year Ending September 30, 2003 - $26,200

        Merrill Lynch Global Financial Services Fund, Inc.

        (b) Audit-Related Fees - Fiscal Year Ending September 30, 2004 - $0
                                 Fiscal Year Ending September 30, 2003 - $0

        Global Financial Services Master Trust

        (b) Audit-Related Fees - Fiscal Year Ending September 30, 2004 - $0
                                 Fiscal Year Ending September 30, 2003 - $0

        Merrill Lynch Global Financial Services Fund, Inc.

        (c) Tax Fees -           Fiscal Year Ending September 30, 2004 - $5,800
                                 Fiscal Year Ending September 30, 2003 - $5,400

        The nature of the services include tax compliance, tax advice and tax planning.

        Global Financial Services Master Trust

        (c) Tax Fees -           Fiscal Year Ending September 30, 2004 - $N/A
                                 Fiscal Year Ending September 30, 2003 - $5,000

        The nature of the services include tax compliance, tax advice and tax planning.

        Merrill Lynch Global Financial Services Fund, Inc.

        (d) All Other Fees -     Fiscal Year Ending September 30, 2004 - $0
                                 Fiscal Year Ending September 30, 2003 - $0

        Global Financial Services Master Trust

        (d) All Other Fees -     Fiscal Year Ending September 30, 2004 - $0
                                 Fiscal Year Ending September 30, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending September 30, 2004 - $14,091,966
             Fiscal Year Ending September 30, 2003 - $18,527,998

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Global Financial Services Fund, Inc.
    and Global Financial Services Master Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Global Financial Services Fund, Inc.
    and Global Financial Services Master Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Global Financial Services Fund, Inc.
    and Global Financial Services Master Trust

Date: November 19, 2004